Equity (Schedule of Stock Option Activity) (Details) - $ / shares	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Number of Options
Balance, beginning	2,449,742
Granted	559,340
Exercised	(102,511)	(125,193)
Forfeited	(202,955)
Balance, ending	2,703,616
Exercisable	1,325,588
Weighted Average Exercise Price
Balance, beginning	$ 39.73
Granted	23.03
Exercised	7.97
Forfeited	40.79
Balance, ending	37.35
Exercisable	$ 38.30